COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12: -	COMMITMENTS AND CONTINGENT LIABILITIES

a.
Liens and guarantees:

As of December 31, 2024, the Company has provided bank guarantees in respect of performance obligation to customers in an aggregate amount of approximately $ 736, in addition to bank guarantees in favor of leases agreements in an aggregate amount of approximately $ 396.

b.
Litigations:

On November 2, 2021 two founders and six employees of Netonomy Ltd., a company acquired by Allot in January, 2018, filed a civil claim against Allot (the “plaintiffs”), alleging that Allot breached certain clauses of the share acquisition agreement claiming damages in the amount of app. $ 834. Allot has filed its defense statement refuting all claims and denying any breach and obligation to compensate. On March 6, 2023 the Company signed a settlement agreement with the two founders in which the Company will be pay both founders an amount of $ 260 and the founders will waive their claim.

There are ongoing legal proceedings against the rest. As of December 31, 2024, the results of this claim were uncertain.